Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Equipment

Equipment, net consisted of the following:

	September 30,	December 31,
	2025	2024
Computer hardware	$10,541	$9,257
Computer equipment	28	28
	10,569	9,285
Less: accumulated depreciation	(3,595)	(2,382)
Equipment, net	$6,974	$6,903

Equipment, net consisted of the following:

	December 31,
	2024	2023
Computer hardware	$9,257	$5,822
Computer equipment	28	-
	9,285	5,822
Less: accumulated depreciation	(2,382)	(331)
Equipment, net	$6,903	$5,491